Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our named executive officers (“NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (5), (6) and (7) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table for the covered fiscal year.
The following table sets forth additional compensation information of our chief executive officer (CEO) and our non-CEO NEOs along with total stockholder return, net income, and aggregate investment commitment results for fiscal years 2020, 2021 and 2022:
	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:(3)		Net Income	Aggregate Investment Commitment(4)
Year(1)					Total Stockholder Return	Peer Group Total Stockholder Return
2022(5)	$10,819,354	$(1,022,443)	$7,987,748	$(1,000,664)	$152	$100	$153,034,000	$394,000,000
2021(6)	6,969,088	5,238,393	5,422,867	4,396,747	371	132	112,638,000	714,000,000
2020(7)	1,858,697	4,343,138	1,904,848	4,504,544	251	92	64,378,000	620,000,000

(1)
The CEO for all periods presented is Mr. Smithers, and the non-CEO NEOs for all periods presented are Messrs. Gold and Wolfe and Ms. Hastings.

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year).

(3)
Total stockholder return (“TSR”) represents our cumulative TSR, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Peer Group TSR reflects the cumulative TSR of the MSCI US REIT Index (the “REIT Index”), which includes all tax-qualified equity REITs listed in the United States, as reflected in the stock performance graph in Part II, Item 5. of our Annual Report on Form 10-K for year ended December 31, 2022. Each year reflects what the cumulative value of $100 invested as of immediately prior to January 1, 2020 would be as of the applicable date, calculated on a dividends reinvested basis.

(4)
“Aggregate Investment Commitment” includes the purchase prices paid for new acquisitions, additional investment commitments at existing properties and a construction loan commitment (including commitments to fund future development and redevelopment at properties, but excluding transaction costs).

(5)
2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2022	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2022 SCT	$10,819,354	$7,987,748
Less, Value of Stock Awards Reported in SCT	(8,500,204)	(6,267,097)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,696,909	1,979,132
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(6,168,536)	(4,807,462)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	130,034	107,016
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(11,841,796)	(8,988,412)
“Compensation Actually Paid” for Fiscal Year 2022	$(1,022,443)	$(1,000,664)

(6)
2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2021	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2021 SCT	$6,969,088	$5,422,867
Less, Value of Stock Awards Reported in SCT	(4,860,388)	(3,802,187)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,159,509	1,862,789
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	868,645	816,362
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	101,539	96,916
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(1,730,695)	(1,026,120)
“Compensation Actually Paid” for Fiscal Year 2021	$5,238,393	$4,396,747

(7)
2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2020	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2020 SCT	$1,858,697	$1,904,848
Less, Value of Stock Awards Reported in SCT	(800,147)	(750,048)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,950,884	1,828,736
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	1,237,137	1,414,509
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	96,567	106,499
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	2,484,441	2,599,695
“Compensation Actually Paid” for Fiscal Year 2020	$4,343,138	$4,504,544
Pay versus Performance Descriptive Disclosure
We chose Aggregate Investment Commitment as our Company Selected Measure for evaluating Pay versus Performance because it was a corporate goal utilized by our compensation committee in evaluating executive compensation in each of the years presented. Aggregate Investment Commitment was a key driver for both top-line and bottom-line financial results over this period. This measure was also a key element of the Company’s strategy to capture market share and expand during a period of time that saw significant growth of the U.S. regulated cannabis industry in the aggregate and the establishment of numerous new regulated cannabis programs in individual states across the country.
The increase in the Company’s TSR significantly out-paced the REIT Index in 2020 and modestly out-paced the REIT Index in 2021, but our 2022 TSR performance significantly lagged that of the REIT Index, which contributed to increases in “Compensation Actually Paid” to our CEO and non-CEO NEOs in 2020 and 2021 and significant decreases in “Compensation Actually Paid” to our CEO and non-CEO NEOs in 2022. There is a positive relationship between TSR and “Compensation Actually Paid” for each of the years presented. There is a positive relationship between Aggregate Investment Commitment and “Compensation Actually Paid” for each of the years presented as well. In 2020 and 2021, we see a positive relationship between Net Income and “Compensation Actually Paid,” and an inverse relationship in 2022. The increases in Net Income over the three-year period are not directly correlated to “Compensation Actually Paid” because Net Income is not a formulaic metric utilized in our discretionary cash bonus or PSU programs. The increases in “Compensation Actually Paid” in 2020 and 2021 are driven by several factors including, but not limited to, the significant increases in our stock price over these time periods. In 2022, the decrease in “Compensation Actually Paid” was primarily driven by the significant decrease in our stock price over the course of 2022.

Company Selected Measure Name	Aggregate Investment Commitment
Named Executive Officers, Footnote [Text Block]	(1) The CEO for all periods presented is Mr. Smithers, and the non-CEO NEOs for all periods presented are Messrs. Gold and Wolfe and Ms. Hastings.
Peer Group Issuers, Footnote [Text Block]
(3)
Total stockholder return (“TSR”) represents our cumulative TSR, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Peer Group TSR reflects the cumulative TSR of the MSCI US REIT Index (the “REIT Index”), which includes all tax-qualified equity REITs listed in the United States, as reflected in the stock performance graph in Part II, Item 5. of our Annual Report on Form 10-K for year ended December 31, 2022. Each year reflects what the cumulative value of $100 invested as of immediately prior to January 1, 2020 would be as of the applicable date, calculated on a dividends reinvested basis.

PEO Total Compensation Amount	$ 10,819,354	$ 6,969,088	$ 1,858,697
PEO Actually Paid Compensation Amount	$ (1,022,443)	5,238,393	4,343,138
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year).
(5)
2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2022	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2022 SCT	$10,819,354	$7,987,748
Less, Value of Stock Awards Reported in SCT	(8,500,204)	(6,267,097)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,696,909	1,979,132
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(6,168,536)	(4,807,462)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	130,034	107,016
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(11,841,796)	(8,988,412)
“Compensation Actually Paid” for Fiscal Year 2022	$(1,022,443)	$(1,000,664)

(6)
2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2021	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2021 SCT	$6,969,088	$5,422,867
Less, Value of Stock Awards Reported in SCT	(4,860,388)	(3,802,187)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,159,509	1,862,789
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	868,645	816,362
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	101,539	96,916
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(1,730,695)	(1,026,120)
“Compensation Actually Paid” for Fiscal Year 2021	$5,238,393	$4,396,747

(7)
2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2020	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2020 SCT	$1,858,697	$1,904,848
Less, Value of Stock Awards Reported in SCT	(800,147)	(750,048)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,950,884	1,828,736
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	1,237,137	1,414,509
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	96,567	106,499
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	2,484,441	2,599,695
“Compensation Actually Paid” for Fiscal Year 2020	$4,343,138	$4,504,544

Non-PEO NEO Average Total Compensation Amount	$ 7,987,748	5,422,867	1,904,848
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,000,664)	4,396,747	4,504,544
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year)
(5)
2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2022	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2022 SCT	$10,819,354	$7,987,748
Less, Value of Stock Awards Reported in SCT	(8,500,204)	(6,267,097)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,696,909	1,979,132
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(6,168,536)	(4,807,462)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	130,034	107,016
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(11,841,796)	(8,988,412)
“Compensation Actually Paid” for Fiscal Year 2022	$(1,022,443)	$(1,000,664)

(6)
2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2021	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2021 SCT	$6,969,088	$5,422,867
Less, Value of Stock Awards Reported in SCT	(4,860,388)	(3,802,187)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,159,509	1,862,789
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	868,645	816,362
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	101,539	96,916
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(1,730,695)	(1,026,120)
“Compensation Actually Paid” for Fiscal Year 2021	$5,238,393	$4,396,747

(7)
2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2020	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2020 SCT	$1,858,697	$1,904,848
Less, Value of Stock Awards Reported in SCT	(800,147)	(750,048)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,950,884	1,828,736
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	1,237,137	1,414,509
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	96,567	106,499
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	2,484,441	2,599,695
“Compensation Actually Paid” for Fiscal Year 2020	$4,343,138	$4,504,544

Tabular List [Table Text Block]
Pay versus Performance Tabular List
The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ended December 31, 2022. Aggregate investment commitment, average initial investment yield and rent collection percentage were used as factors evaluated by the compensation committee, among other considerations, in determining the annual cash bonus payments to executives for the 2022 performance year. As described in the Compensation Discussion & Analysis, the large majority of equity awards granted to executives in 2022 were in the form of PSUs, with total stockholder return over a three-year period versus two comparator groups being the sole determinant for vesting. The performance measures included in this table are not ranked by relative importance.
Most Important Performance Measures
Relative total stockholder return
Aggregate investment commitment
Average initial investment yield
Rent collection percentage

Total Shareholder Return Amount	$ 152	371	251
Peer Group Total Shareholder Return Amount	100	132	92
Net Income (Loss)	$ 153,034,000	$ 112,638,000	$ 64,378,000
Company Selected Measure Amount	394,000,000	714,000,000	620,000,000
PEO Name	Mr. Smithers
Share Price | $ / shares	$ 101.35	$ 262.91	$ 183.13
Percentage Increase Decrease In Share Price	(61.00%)	44.00%	141.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative total stockholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Aggregate investment commitment
Non-GAAP Measure Description [Text Block]
(4)
“Aggregate Investment Commitment” includes the purchase prices paid for new acquisitions, additional investment commitments at existing properties and a construction loan commitment (including commitments to fund future development and redevelopment at properties, but excluding transaction costs).

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Average initial investment yield
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Rent collection percentage
PEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,500,204)	$ (4,860,388)	$ (800,147)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,841,796)	(1,730,695)	2,484,441
PEO [Member] | Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,696,909	2,159,509	1,950,884
PEO [Member] | Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,168,536)	868,645	1,237,137
PEO [Member] | Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	130,034	101,539	96,567
Non-PEO NEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,267,097)	(3,802,187)	(750,048)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,988,412)	(1,026,120)	2,599,695
Non-PEO NEO [Member] | Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,979,132	1,862,789	1,828,736
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,807,462)	816,362	1,414,509
Non-PEO NEO [Member] | Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 107,016	$ 96,916	$ 106,499